UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-08050
The Asia Tigers Fund, Inc.

(Exact name of registrant as specified in charter)
345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)
Simpson Thacher & Bartlett LLP
425 Lexington Avenue
New York, NY 10017

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-583-5000
Date of fiscal year end: October 31, 2010
Date of reporting period: January 31, 2010
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule of Investments is attached herewith.

The Asia Tigers Fund, Inc.

Schedule of Investments	January 31, 2010
(Unaudited)
COMMON STOCK (97.27% of holdings)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

	China	14.69%
	Building Products — Cement & Aggregation	0.68%
476,500	BBMG Corp.+		$501,683	$476,138

	Commercial Banks — Non-US	3.23%
1,596,000	China Construction Bank Corp.		1,108,560	1,228,973
1,392,000	Industrial & Commercial Bank of China, Ltd.		717,438	1,021,697

			1,825,998	2,250,670

	Electrical & Electronics	0.54%
59,000	China Digital TV Holding ADR+		412,397	374,060

	Life / Health Insurance	2.04%
319,000	China Life Insurance Co., Ltd.		898,475	1,423,319

	Oil Companies — Integrated	2.15%
6,714	China Petroleum and Chemical Corp. ADR		401,985	521,611
864,000	PetroChina Co., Ltd.		938,505	979,049

			1,340,490	1,500,660

	Pharmaceuticals	0.40%
368,000	Guangzhou Pharmaceutical Co., Ltd.		254,309	280,055

	Property & Casualty Insurance	0.68%
520,000	PICC Property and Casualty Co., Ltd.+		402,636	473,403

	Retail Food Chains	1.14%
130,000	Lianhua Supermarket Holdings, Ltd.		155,138	338,145
1,092,000	Sichuan Xinhua Winshare		462,239	454,185

			617,377	792,330

	Schools	0.62%
6,329	New Oriental Education & Technology Group, Inc. ADR+		398,965	430,372

	Telecommunications Equipment	0.60%
70,990	ZTE Corp.		97,852	416,841

	Transportation	0.77%
780,000	Anhui Expressway Co., Ltd.		502,591	539,358

Schedule of Investments	The Asia Tigers Fund, Inc. January 31, 2010 (Unaudited)
COMMON STOCK (continued)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

	China (concluded)
	Web Portals & Internet Service Providers	1.84%
24,675	NetEase.com, Inc. ADR+		$472,661	$809,340
9,415	Sohu.com, Inc.+		472,509	474,045

			945,170	1,283,385

	Total China		8,197,943	10,240,591

	Hong Kong	18.24%
	Apparel Manufacturers	1.41%
60,150	Esprit Holdings, Ltd.		329,448	426,771
205,500	Ports Design, Ltd.		395,452	554,376

			724,900	981,147

	Audio & Video Products	1.61%
1,160,000	Skyworth Digital Holdings, Ltd.		280,578	1,118,789

	Cellular Telecommunications	2.50%
183,600	China Mobile, Ltd.		852,493	1,743,584

	Commercial Banks — Non-US	0.86%
131,000	Industrial & Commercial Bank of China (Asia), Ltd.		248,315	256,403
41,000	Wing Hang Bank, Ltd.		311,856	345,807

			560,171	602,210

	Diversified Financial Services	0.28%
82,000	China Everbright, Ltd.		204,723	194,285

	Diversified Operations	5.10%
158,000	Beijing Enterprises Holdings, Ltd.		516,637	1,101,701
842,000	Guangdong Investment, Ltd.		331,933	431,522
168,381	Hutchison Whampoa, Ltd.		833,551	1,152,404
126,000	Shanghai Industrial Holdings, Ltd.		448,242	588,148
56,000	Wharf Holdings, Ltd.		126,455	278,345

			2,256,818	3,552,120

	Finance — Other Services	0.65%
26,700	Hong Kong Exchanges & Clearing, Ltd.		220,654	454,862

The Asia Tigers Fund, Inc.

Schedule of Investments	January 31, 2010
(Unaudited)
COMMON STOCK (continued)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

	Hong Kong (concluded)
	Oil Companies — Exploration & Production	0.81%
451,800	CNPC Hong Kong, Ltd.		$135,696	$563,739

	Paper & Related Products	0.97%
1,171,800	Lee & Man Paper Manufacturing, Ltd.		227,446	674,480

	Real Estate — Operations & Development	1.54%
74,700	Cheung Kong Holdings, Ltd.		523,253	885,426
114,000	Sino Land Co., Ltd.		201,069	189,073

			724,322	1,074,499

	Retail — Restaurants	0.66%
210,000	Cafe De Coral Holdings, Ltd.		159,601	459,702

	Telecommunications Equipment	1.01%
71,000	VTech Holdings, Ltd.		297,036	703,518

	Transportation	0.84%
181,000	MTR Corp., Ltd.		481,249	588,502

	Total Hong Kong		7,125,687	12,711,437

	India	10.71%
	Applications Software	2.06%
26,782	Infosys Technologies, Ltd.		625,548	1,436,669

	Building — Heavy Construction	0.85%
44,362	IVRCL Infrastructures and Projects, Ltd.		168,256	295,555
100,546	Jaiprakash Associates, Ltd.		327,473	299,874

			495,729	595,429

	Commercial Banks — Non-US	0.73%
7,243	HDFC Bank, Ltd.		279,020	255,842
5,630	State Bank of India		23,141	250,954

			302,161	506,796

	Finance	0.88%
118,421	Rural Electrification Corp., Ltd.		584,530	616,087

The Asia Tigers Fund, Inc.

Schedule of Investments	January 31, 2010
(Unaudited)
COMMON STOCK (continued)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

	India (concluded)
	Finance — Other Services	0.89%
12,010	Housing Development Finance Corp., Ltd.		$634,091	$619,723

	Food & Beverages	0.64%
170,589	Balrampur Chini Mills, Ltd.		172,210	444,300

	Metals — Diversified	0.80%
34,297	Sterlite Industries (India), Ltd.		634,507	558,988

	Oil Refining & Marketing	1.11%
34,133	Reliance Industries, Ltd.		123,241	773,704

	Power Conversion & Supply Equipment	0.59%
7,837	Bharat Heavy Electricals, Ltd.		136,824	408,476

	Steel	0.80%
97,544	Welspun Gujarat Stahl Rohren, Ltd.		448,895	555,010

	Tire & Rubber	0.75%
456,228	Apollo Tyres, Ltd.		309,265	522,730

	Vehicle	0.61%
19,343	Mahindra & Mahindra, Ltd.		322,830	427,079

	Total India		4,789,831	7,464,991

	Indonesia	3.97%
	Coal	1.53%
577,500	PT Tambang Batubara Bukit Asam TBK		345,505	1,062,353

	Commercial Banks — Non-US	1.41%
1,202,500	PT Bank Rakyat Indonesia		529,547	983,864

	Telecommunications Services	1.03%
718,500	PT Telekomunikasi Indonesia TBK		584,757	718,500

	Total Indonesia		1,459,809	2,764,717

The Asia Tigers Fund, Inc.

Schedule of Investments	January 31, 2010
(Unaudited)
COMMON STOCK (continued)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

	Malaysia	2.97%
	Commercial Banks — Non-US	0.92%
172,900	CIMB Group Holdings BHD		$215,926	$641,722

	Hotel/Restaurants	0.59%
198,000	Genting BHD		428,178	409,235

	Rubber & Vinyl	1.46%
311,600	Top Glove Corp. BHD		513,843	1,021,310

	Total Malaysia		1,157,947	2,072,267

	Singapore	10.60%
	Agriculture Operations	1.35%
200,000	Wilmar International, Ltd.		407,944	938,914

	Commercial Banks — Non-US	2.57%
103,650	DBS Group Holdings, Ltd.		564,027	1,054,406
57,000	United Overseas Bank, Ltd.		351,945	737,396

			915,972	1,791,802

	Computers — Integrated Systems	0.72%
800,000	CSE Global, Ltd.		504,203	498,664

	Diversified Operations	0.71%
83,000	Keppel Corp., Ltd.		300,184	494,896

	Real Estate — Operations & Development	0.99%
294,883	Keppel Land, Ltd.		250,354	689,023

	REITS — Diversified	1.08%
999,000	CapitaCommercial Trust		477,192	754,365

	Transportation — Marine	1.62%
749,000	Ezra Holdings, Ltd.		190,566	1,131,170

	Water Treatment Systems	1.56%
460,000	Hyflux, Ltd.		839,014	1,084,666

	Total Singapore		3,885,429	7,383,500

The Asia Tigers Fund, Inc.

Schedule of Investments	January 31, 2010
(Unaudited)
COMMON STOCK (continued)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

	South Korea	19.28%
	Cellular Telecommunications	1.01%
4,467	SK Telecom Co., Ltd.		$669,323	$703,646

	Chemicals	1.37%
5,531	LG Chem, Ltd.		226,163	952,184

	Consumer Staples	0.61%
606	Amorepacific Corp.		457,526	422,518

	Diversified Financial Services	2.69%
19,625	KB Financial Group, Inc.+		416,406	854,766
28,982	Shinhan Financial Group Co., Ltd.		437,370	1,022,821

			853,776	1,877,587

	Electric Products — Miscellaneous	0.28%
2,092	LG Electronics, Inc.		204,667	196,280

	Electronic Components — Miscellaneous	0.65%
13,920	LG Display Co., Ltd.		296,235	454,115

	Electronic Components — Semiconductors	4.85%
5,013	Samsung Electronics Co., Ltd.		1,384,433	3,382,993

	Engineering	0.85%
6,048	Samsung Engineering Co., Ltd.		587,969	590,874

	Metal Processors & Fabrication	0.75%
7,640	Taewoong Co., Ltd.+		554,915	526,103

	Non-Ferrous Metals	0.26%
1,233	Korea Zinc Co., Ltd.		61,057	179,895

	Property & Casualty Insurance	1.12%
44,000	LIG Insurance Co., Ltd.		606,712	778,309

	Retail — Discount	1.07%
1,648	Shinsegae Co., Ltd.		515,816	744,739

	Retail — Miscellaneous/Diversified	0.61%
7,709	CJ O Shopping Co., Ltd.+		469,151	423,356

The Asia Tigers Fund, Inc.

Schedule of Investments	January 31, 2010
(Unaudited)
COMMON STOCK (continued)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

	South Korea (concluded)
	Shipbuilding	0.67%
22,830	Samsung Heavy Industries Co., Ltd.		$345,178	$470,651

	Steel — Producers	1.85%
2,799	POSCO		315,520	1,291,383

	Web Portals & Internet Service Providers	0.64%
2,984	NHN Corp.+		281,076	444,357

	Total South Korea		7,829,517	13,438,990

	Sri Lanka	0.32%
	Diversified Operations	0.32%
146,100	John Keells Holdings PLC		148,818	224,916

	Total Sri Lanka		148,818	224,916

	Taiwan	13.79%
	Building Products — Cement & Aggregation	0.57%
426,000	Taiwan Cement Corp.		240,033	398,050

	Computers	2.01%
206,040	Acer, Inc.		424,564	578,532
210,739	Advantech Co., Ltd.		264,645	428,788
284,000	Compal Electronics, Inc.		329,852	396,494

			1,019,061	1,403,814

	Computers — Integrated Systems	0.20%
160,000	Alpha Networks Inc.		151,773	140,487

	Diversified Financial Services	0.91%
541,000	Fubon Financial Holding Co., Ltd.+		321,527	633,363

	Electronic Components — Miscellaneous	2.86%
242,306	Asustek Computer, Inc.		378,657	470,261
361,480	Hon Hai Precision Industry Co., Ltd.		569,483	1,521,914

			948,140	1,992,175

	Electronic Components — Semiconductors	1.12%
48,088	MediaTek, Inc.		523,398	782,751

The Asia Tigers Fund, Inc.

Schedule of Investments	January 31, 2010
(Unaudited)
COMMON STOCK (concluded)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

	Taiwan (concluded)
	Food — Miscellaneous / Diversified	0.39%
251,604	Uni-President Enterprises Corp.		$198,454	$269,356

	Metal Processors & Fabrication	0.52%
88,303	Shin Zu Shing Co., Ltd.		327,090	359,337

	Power Conversion & Supply Equipment	0.90%
206,659	Delta Electronics, Inc.		441,896	627,494

	Semiconductor Equipment — Integrated Circuits	4.31%
86,300	Powertech Technology, Inc.		155,285	276,897
309,000	Siliconware Precision Industries Co.		300,617	410,117
1,202,583	Taiwan Semiconductor Manufacturing Co., Ltd.		1,785,874	2,315,121

			2,241,776	3,002,135

	Total Taiwan		6,413,148	9,608,962

	Thailand	1.95%
	Building Products — Cement & Aggregation	0.38%
40,800	Siam Cement PCL		251,945	267,944

	Cellular Telecommunications	0.77%
213,700	Advanced Info Service PCL		576,597	534,331

	Commercial Banks — Non-US	0.80%
231,205	Siam Commercial Bank PCL		144,418	555,463

	Total Thailand		972,960	1,357,738

	United Kingdom	0.75%
	Diversified Financial Services	0.75%
9,775	HSBC Holdings PLC-ADR		394,523	523,060

	Total United Kingdom		394,523	523,060

	TOTAL COMMON STOCK		42,375,612	67,791,169

The Asia Tigers Fund, Inc.

Schedule of Investments	January 31, 2010
(Unaudited)
EXCHANGE TRADED FUNDS (1.24% of holdings)

NUMBER		PERCENT OF
OF SHARES	SECURITY	HOLDINGS	COST	VALUE

	Hong Kong	0.82%
339,700	iShares Asia Trust — iShares FTSE/Xinhua A50 China Index ETF		$335,538	$571,277

	Total Hong Kong		335,538	571,277

	Taiwan	0.42%
24,475	iShares MSCI Taiwan Index Fund		236,921	295,413

	Total Taiwan		236,921	295,413

	TOTAL EXCHANGE TRADED FUNDS		572,459	866,690

PRINCIPAL		PERCENT OF
AMOUNT	SECURITY	HOLDINGS	COST	VALUE

REPURCHASE AGREEMENTS (1.49% of holdings)
	United States	1.49%
1,038,447	State Street Bank, 0.01% dated 01/29/10, due 02/01/10 proceeds at maturity $1,038,448 (Collateralized by $1,060,000 U.S. Treasury Bill, 0.12%, due 07/08/10, Market Value $1,059,436)		1,038,447	1,038,447

	Total United States		1,038,447	1,038,447

	TOTAL REPURCHASE AGREEMENTS		1,038,447	1,038,447

	TOTAL INVESTMENTS	100.00%	$43,986,518	$69,696,306

Footnotes and Abbreviations

ADR	American Depository Receipts.

+	Non-Income producing security.

++	As of October 31, 2009, the aggregate cost for federal income tax purposes was $44,808,486.

The aggregate gross unrealized appreciation (depreciation) for all securities were as follows:

Excess of value over tax cost	$28,255,965
Excess of tax cost over value	(900,411)

$27,355,554

These temporary differences in book and tax cost are due to wash sale loss deferrals and cumulative mark to market of passive foreign investment companies.

Supplemental Information to the Schedule of Investments
Fair Value Measurements
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). The guidance establishes three levels of the fair value hierarchy as follows:
Level 1 – price quotations in active markets/exchanges for identical securities
Level 2 – other significant observable inputs (including, but not limited to quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions used in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Investment Manager. The Investment Manager considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.

Investments in
Valuation Inputs	Securities*
Level 1 – Quoted Prices	$67,568,065
Level 2 – Other Significant Observable Inputs	2,128,241
Level 3 – Significant Unobservable Inputs	0

Total	$69,696,306

The Fund held no Level 3 securities on January 31, 2010.

*	See Schedule of Investments for identification of securities by security type and country and industry classification.
Effective January 1, 2009, the Fund adopted the authoritative guidance under GAAP on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly. Accordingly, if the Fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value. Valuation techniques such as an income approach might be appropriate to supplement or replace a market approach in those circumstances. The guidance also provides a list of factors to determine whether there has been a significant decrease in relation to normal market activity. Regardless, however, of the valuation technique and inputs used, the objective for the fair value measurement in those circumstances is unchanged from what it would be if markets were operating at normal activity levels and/or transactions were orderly; that is, to determine the current exit price.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Asia Tigers Fund, Inc.

By (Signature and Title)*		/s/ Prakash A. Melwani
Prakash A. Melwani, President
(principal executive officer)

Date	March 12, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Prakash A. Melwani
Prakash A. Melwani, President
(principal executive officer)

Date	March 12, 2010

By (Signature and Title)*		/s/ Joseph M. Malangoni
Joseph M. Malangoni, Treasurer and Vice President
(principal financial officer)

Date	March 12, 2010

*	Print the name and title of each signing officer under his or her signature.